Guarantee liabilities	12 Months Ended
Dec. 31, 2018
Guarantee liabilities
Guarantee liabilities
18.	Guarantee liabilities

The movement of guarantee liabilities is as follows:

2018
RMB

Balance as of January 1	-
Fair value of guarantee liabilities upon the inception of new guarantees	119,672
Guarantee settled	(9,596)
Gains from guarantee liabilities	(2,462)

Balance as of December 31	107,614

The terms of the guarantee range from
1
year to
3
years, as of December 31, 2018.